CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2020		$ 635		$ 231,577	$ (181,363)	$ 50,849
Balance, shares at Dec. 31, 2020		23,000,782
Loss for the period					(12,096)	(12,096)
Vesting of restricted shares units	[1]
Vesting of restricted shares units, shares		15,333
Exercise of options			[1]	83		83
Exercise of options, shares		13,836
Share-based compensation				411		411
Balance at Jun. 30, 2021		$ 635		232,071	(193,459)	39,247
Balance, shares at Jun. 30, 2021		23,029,951
Balance at Mar. 31, 2021		$ 635		231,849	(185,426)	47,058
Balance, shares at Mar. 31, 2021		23,028,264
Loss for the period					(8,033)	(8,033)
Exercise of options			[1]	9		9
Exercise of options, shares		1,687
Share-based compensation				213		213
Balance at Jun. 30, 2021		$ 635		232,071	(193,459)	39,247
Balance, shares at Jun. 30, 2021		23,029,951
Balance at Dec. 31, 2021		$ 638		233,098	(178,142)	$ 55,594
Balance, shares at Dec. 31, 2021		23,126,804				23,126,804
Loss for the period						$ (5,731)
Exercise of options			[1]	15		15
Exercise of options, shares		2,665
Share-based compensation				473		473
Balance at Jun. 30, 2022		$ 638		233,586	(183,873)	$ 50,351
Balance, shares at Jun. 30, 2022		23,129,469				23,129,469
Balance at Mar. 31, 2022		$ 638		233,224	(183,739)	$ 50,123
Balance, shares at Mar. 31, 2022		23,127,669
Loss for the period					(134)	(134)
Exercise of options			[1]	10		10
Exercise of options, shares		1,800
Share-based compensation				352		352
Balance at Jun. 30, 2022		$ 638		$ 233,586	$ (183,873)	$ 50,351
Balance, shares at Jun. 30, 2022		23,129,469				23,129,469

[1]	less than $1 thousand.